CONDENSED STATEMENT OF OPERATIONS (Q3) - USD ($)		3 Months Ended				6 Months Ended		9 Months Ended
	Sep. 22, 2020	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2021	Dec. 31, 2020	Sep. 30, 2021
Operating costs		$ 203,208			$ 18,185		$ 237,630	$ 692,215
Loss from operations		(203,208)			(18,185)		(237,630)	(692,215)
Other income (loss):
Transaction costs allocated to warrants	$ (26,608)	0			(355,812)		(355,812)	0
Interest earned on marketable securities held in Trust Account		1,997			443		3,093	5,926
Change in fair value of warrant liability		4,401,125			(41,000)		(3,918,000)	4,974,875
Total other income (loss), net		4,403,122			(396,369)		(4,325,719)	4,980,801
Net income (loss)		$ 4,199,914	$ (2,369,596)	$ 2,458,268	$ (414,554)		$ (4,563,349)	$ 4,288,586
Class A Common Stock [Member]
Other income (loss):
Basic weighted average shares outstanding (in shares)		13,225,000	13,225,000	13,225,000	1,356,410	13,225,000	7,779,412	13,225,000
Basic net income (loss) per share (in dollars per share)		$ 0.25	$ (0.14)	$ 0.15	$ (0.10)	$ 0.01	$ (0.42)	$ 0.26
Diluted weighted average shares outstanding (in shares)		13,225,000	13,225,000	13,225,000	1,356,410	13,225,000	7,779,412	13,225,000
Diluted net income (loss) per share (in dollars per share)		$ 0.25	$ (0.14)	$ 0.15	$ (0.10)	$ 0.01	$ (0.42)	$ 0.26
Class B Common Stock [Member]
Other income (loss):
Basic weighted average shares outstanding (in shares)		3,306,250	3,306,250	3,306,250	2,919,231	3,306,250	3,128,676	3,306,250
Basic net income (loss) per share (in dollars per share)		$ 0.25	$ (0.14)	$ 0.15	$ (0.10)	$ 0.01	$ (0.42)	$ 0.26
Diluted weighted average shares outstanding (in shares)		3,306,250	3,306,250	3,306,250	2,919,231	3,306,250	3,128,676	3,306,250
Diluted net income (loss) per share (in dollars per share)		$ 0.25	$ (0.14)	$ 0.15	$ (0.10)	$ 0.01	$ (0.42)	$ 0.26